INVESTMENTS IN ASSOCIATES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments in associates
Total investments in associates	₽ 9,452	₽ 10,551
MTS Belarus
Investments in associates
Total investments in associates	3,660	4,303
MTS Bank
Investments in associates
Total investments in associates	2,902	3,592
Equity investments in other unquoted companies
Investments in associates
Total investments in associates	₽ 2,890	₽ 2,656